SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Receivables [Abstract]
Allowance for doubtful accounts at beginning of period	$ (1,722)	$ (1,844)
(Increase) decrease to allowance for the period	(79)	50
(Recovery) write-off of doubtful accounts	260
Non-cash reclass of allowance for doubtful accounts from unbilled revenue to accounts receivable		(648)
Allowance for doubtful accounts at end of period	$ (1,541)	$ (2,442)